Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Cost

The following table represents the weighted-average remaining lease term and discount rate:

	December 31,	December 31,
	2024	2023

Weighted average remaining lease term	3.82 years	1.20 years

Weighted average discount rate	5.26%	4.86%

The components of lease expense for the year ended December 31, 2024 were as follows:

	Year ended	Year ended
	December 31, 2024	December 31, 2023

Fixed lease costs	$1,150	$1,108
Short-term lease costs	9	28
Total lease expense	$1,159	$1,136

Schedule of Maturities of Lease Liabilities

Maturities of the Company’s operating lease liabilities as of December 31, 2024 are as follows:

Operating Leases

2025	$1,005
2026	964
2027	956
2028	829
Total operating lease payments	$3,754
Less: imputed interest	350
Present value of lease liabilities	$3,404